Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 108,153		$ 105,633		$ 96,929	$ 85,444
Investment in fixed deposits		41,827		38,699
Investments in marketable securities and mutual funds		263,013		250,852
Trade receivables		100,522		83,387
Unbilled revenue		86,786	[1]	66,212	[2]
Funds held for clients		11,643		12,139
Prepayments and other assets		6,283	[3]	4,757	[4]
Other non-current assets		13,509	[5]	13,790	[6]
Derivative assets		13,600		9,723
Total carrying value		645,336		585,192
Trade payables		27,829		28,015
Long-term debt (includes current portion)	[7]	0		16,800	[8]
Other employee obligations		95,098	[9]	74,511	[10]
Provision and accrued expenses		36,752		23,933
Lease liabilities		166,994		191,907		$ 178,892
Other liabilities		2,015	[11]	1,803	[12]
Derivative liabilities		6,873		6,528
Total carrying value		335,561		343,497
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		27,829		28,015
Long-term debt (includes current portion)	[8]			16,800
Other employee obligations		95,098	[9]	74,511	[10]
Provision and accrued expenses		36,752		23,933
Lease liabilities		166,994		191,907
Other liabilities		2,015	[11]	1,803	[12]
Total carrying value		328,688		336,969
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		2,295		1,068
Total carrying value		2,295		1,068
Financial liabilities at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		4,578		5,460
Total carrying value		4,578		5,460
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		27,829		28,015
Long-term debt (includes current portion)	[8]			16,800
Other employee obligations		95,098	[9]	74,511	[10]
Provision and accrued expenses		36,752		23,933
Lease liabilities		166,994		191,907
Other liabilities		2,015	[11]	1,803	[12]
Derivative liabilities		6,873		6,528
Total carrying value		335,561		343,497
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		108,153		105,633
Investment in fixed deposits		41,827		38,699
Trade receivables		100,522		83,387
Unbilled revenue		86,786	[1]	66,212	[2]
Funds held for clients		11,643		12,139
Prepayments and other assets		6,283	[3]	4,757	[4]
Other non-current assets		13,509	[5]	13,790	[6]
Total carrying value		368,723		324,617
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds		263,013		250,852
Derivative assets		556		2,619
Total carrying value		263,569		253,471
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		13,044		7,104
Total carrying value		13,044		7,104
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		108,153		105,633
Investment in fixed deposits		41,827		38,699
Investments in marketable securities and mutual funds		263,013		250,852
Trade receivables		100,522		83,387
Unbilled revenue		86,786	[1]	66,212	[2]
Funds held for clients		11,643		12,139
Prepayments and other assets		6,283	[3]	4,757	[4]
Other non-current assets		13,509	[5]	13,790	[6]
Derivative assets		13,600		9,723
Total carrying value		$ 645,336		$ 585,192

[1]	Excluding non-financial assets $246.
[2]	Excluding non-financial assets $191.
[3]	Excluding non-financial assets $22,539.
[4]	Excluding non-financial assets $18,454.
[5]	Excluding non-financial assets $30,766.
[6]	Excluding non-financial assets $26,241.
[7]	Before netting off debt issuance cost of $Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.
[8]	Excluding non-financial asset (unamortized debt issuance cost) $52.
[9]	Excluding non-financial liabilities $26,908
[10]	Excluding non-financial liabilities $27,664.
[11]	Excluding non-financial liabilities $26,908
[12]	Excluding non-financial liabilities $9,900.